Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2015
Registrant Name	DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Central Index Key	0000878734
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015
Administrative Class Prospectus | Dreyfus New York Municipal Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DAYXX
Institutional Class Prospectus | Dreyfus New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Investor Class Prospectus | Dreyfus New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Participant Class Prospectus | Dreyfus New York Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPYXX